Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Accounts receivable-contracted customers	$ 5,518,072	$ 5,933,584	$ 5,798,235
Accounts receivable-related parties (Note 19)		702	707
Allowance for doubtful accounts	(21,694)	(21,316)	(568)
Accounts receivable, net	$ 5,496,378	$ 5,912,970	$ 5,798,374